Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	€ 1,718
Intangible assets at end of year	1,607	€ 1,718
License
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	1,650
Intangible assets at end of year	1,564	1,650
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	68
Intangible assets at end of year	43	68
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	2,322	729
Additions	5	1,658
Disposals		(65)
Intangible assets at end of year	2,327	2,322
Cost | License
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	2,032	383
Additions	2	1,649
Intangible assets at end of year	2,034	2,032
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	290	346
Additions	3	9
Disposals		(65)
Intangible assets at end of year	293	290
Accumulated depreciation and Amortisation
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(604)	(592)
Disposals		54
Amortization for the year	116	66
Intangible assets at end of year	(720)	(604)
Accumulated depreciation and Amortisation | License
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(382)	(380)
Amortization for the year	88	2
Intangible assets at end of year	(470)	(382)
Accumulated depreciation and Amortisation | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(222)	(212)
Disposals		54
Amortization for the year	28	64
Intangible assets at end of year	€ (250)	€ (222)